CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Paid-in capital	Currency translation differences reserve	Accumulated deficit	Total
Beginning balance at Dec. 31, 2017		$ 63,443,000	$ 457,000	$ (64,509,000)	$ (609,000)
Beginning balance (in shares) at Dec. 31, 2017	9,613,145
CHANGES DURING THE YEAR:
Share-based compensation		1,926,000			1,926,000
Net loss				(13,798,000)	(13,798,000)
Ending balance at Dec. 31, 2018	$ 0	87,240,000	872,000	(78,307,000)	9,805,000
Ending balance (in shares) at Dec. 31, 2018	15,575,682
CHANGES DURING THE YEAR:
Issuance of shares and warrants, net		21,865,000			21,865,000
Issuance of shares and warrants, net (In shares)	5,960,787
Exercise of share options		6,000			6,000
Exercise of share options (in shares)	1,750
Other comprehensive income			415,000		415,000
Issuance of shares, net	$ 0	26,500,000	0	0	26,500,000
Issuance of shares, net (in shares)	21,523,670
Reclassification of warrants due to reassessment	$ 0	(3,628,000)	0	0	(3,628,000)
Reclassification of warrants due to modification	0	8,198,000	0	0	8,198,000
Share-based compensation	0	748,000	0	0	748,000
Net loss				(14,374,000)	(14,374,000)
Ending balance at Jun. 30, 2019	$ 0	119,058,000	872,000	(92,681,000)	27,249,000
Ending balance (in shares) at Jun. 30, 2019	37,099,352
Beginning balance at Dec. 31, 2018	$ 0	87,240,000	872,000	(78,307,000)	9,805,000
Beginning balance (in shares) at Dec. 31, 2018	15,575,682
CHANGES DURING THE YEAR:
Issuance of shares, net		26,500,000			26,500,000
Issuance of shares, net (in shares)	21,523,670
Reclassification of warrants due to reassessment		(3,628,000)			(3,628,000)
Reclassification of warrants due to modification		8,198,000			8,198,000
Share-based compensation		1,158,000			1,158,000
Net loss				(27,124,000)	(27,124,000)
Ending balance at Dec. 31, 2019	$ 0	119,468,000	872,000	(105,431,000)	14,909,000
Ending balance (in shares) at Dec. 31, 2019	37,099,352
Beginning balance at Jun. 30, 2019	$ 0	119,058,000	872,000	(92,681,000)	27,249,000
Beginning balance (in shares) at Jun. 30, 2019	37,099,352
CHANGES DURING THE YEAR:
Share-based compensation	$ 0	321,000	0	0	321,000
Net loss				(7,168,000)	(7,168,000)
Ending balance at Sep. 30, 2019	$ 0	119,379,000	872,000	(99,849,000)	20,402,000
Ending balance (in shares) at Sep. 30, 2019	37,099,352
Beginning balance at Dec. 31, 2019	$ 0	119,468,000	872,000	(105,431,000)	14,909,000
Beginning balance (in shares) at Dec. 31, 2019	37,099,352
CHANGES DURING THE YEAR:
Share-based compensation	$ 0	264,000	0	0	264,000
Net loss				(7,016,000)	(7,016,000)
Ending balance at Jun. 30, 2020	$ 0	119,732,000	872,000	(112,447,000)	8,157,000
Ending balance (in shares) at Jun. 30, 2020	37,099,352
CHANGES DURING THE YEAR:
Share-based compensation	$ 0	(357,000)	0	0	(357,000)
Net loss				(2,449,000)	(2,449,000)
Ending balance at Sep. 30, 2020	$ 0	$ 119,375,000	$ 872,000	$ (114,896,000)	$ 5,351,000
Ending balance (in shares) at Sep. 30, 2020	37,099,352